Provisions (Details) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [line items]
Provisions	$ 5,313,693	$ 2,627,636	$ 2,030,250
Miscellaneous other provisions [member]
Disclosure of other provisions [line items]
Provisions	2,407,007	2,076,410	2,027,713
Provision for Commercial Claims [Member]
Disclosure of other provisions [line items]
Provisions	1,913,733	1,653,888	1,434,919
Labor Related Provision [Member]
Disclosure of other provisions [line items]
Provisions	204,202	260,371	356,449
Provision for taxes other than income tax [member]
Disclosure of other provisions [line items]
Provisions	105,595	107,243	110,547
Other environment related provision [member]
Disclosure of other provisions [line items]
Provisions	183,477	54,908	125,798
Restructuring provision [member]
Disclosure of other provisions [line items]
Provisions	1,976,109	0
Provision for credit commitments [member]
Disclosure of other provisions [line items]
Provisions	$ 930,577	$ 551,226	$ 2,537